                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM LARGE CAP OPPORTUNITIES FUND


                        Supplement dated October 1, 2001
                      to the Prospectus dated March 1, 2001

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the prospectus:

          "ANNUAL FUND OPERATING EXPENSES(2)
          ---------------------------------------------------------------------
          (expenses that are deducted
           from fund assets)              CLASS A        CLASS B      CLASS C
          ---------------------------------------------------------------------
          Management Fees(3)              1.50%             1.50%        1.50%

          Distribution and/or
          Service (12b-1) Fees(4)         0.35              1.00         1.00

            Other Expenses                0.20              0.22         0.22

            Dividend Expenses
            Attributable to
            Securities Sold Short         0.04              0.04         0.04

            Interest                      0.01              0.01         0.01

          Total Other Expenses            0.25              0.27         0.27

          Total Annual Fund
          Operating Expenses              2.10              2.77         2.77
          ---------------------------------------------------------------------

          (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

          (2) There is no guarantee that actual expenses will be the same as those shown above.

          (3) The fund's base management fee is 1.50%. Effective January 1, 2001, this fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, beginning January 1, 2001, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

          (4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM MID CAP OPPORTUNITIES FUND


                        Supplement dated October 1, 2001
                      to the Prospectus dated March 1, 2001

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the prospectus:

          "ANNUAL FUND OPERATING EXPENSES(2)
          ---------------------------------------------------------------------
          (expenses that are deducted
           from fund assets)               CLASS A        CLASS B       CLASS C
          ---------------------------------------------------------------------
          Management Fees(3)                1.50%           1.50%        1.50%

          Distribution and/or
          Service (12b-1) Fees(4)           0.35            1.00         1.00

            Other Expenses                  0.18            0.18         0.18

            Dividend Expenses
            Attributable to
            Securities Sold Short           0.06            0.06         0.06

            Interest                        0.07            0.07         0.07

          Total Other Expenses              0.31            0.31         0.31

          Total Annual Fund
          Operating Expenses                2.16            2.81         2.81
          ---------------------------------------------------------------------
          (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

          (2) There is no guarantee that actual expenses will be the same as those shown above.

          (3) The fund's base management fee is 1.50%. Effective January 1, 2001, this fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, beginning January 1, 2001, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

          (4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM SMALL CAP OPPORTUNITIES FUND


                        Supplement dated October 1, 2001
                      to the Prospectus dated March 1, 2001

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the prospectus:

          "ANNUAL FUND OPERATING EXPENSES(2)
          ---------------------------------------------------------------------
          (expenses that are deducted
           from fund assets)                CLASS A       CLASS B      CLASS C
          ---------------------------------------------------------------------
          Management Fees(3)                 1.00%         1.00%        1.00%

          Distribution and/or
          Service (12b-1) Fees(4)            0.35          1.00         1.00

            Other Expenses                   0.16          0.18         0.18

            Dividend Expenses
            Attributable to
            Securities Sold Short            0.04          0.04         0.04

            Interest                         0.05          0.05         0.05

          Total Other Expenses               0.25          0.27         0.27

          Total Annual Fund
          Operating Expenses                 1.60          2.27         2.27
          ---------------------------------------------------------------------
          (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

          (2) There is no guarantee that actual expenses will be the same as those shown above.

          (3) The fund's base management fee is 1.00%. Effective January 1, 2001, this fee is subject to a maximum 0.75% performance adjustment upward or downward. As a result, beginning January 1, 2001, the fund could pay a management fee that ranges from 0.25% to 1.75% of average daily net assets based on its performance.

          (4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%."

                        AIM LARGE CAP OPPORTUNITIES FUND
                         AIM MID CAP OPPORTUNITIES FUND
                        AIM SMALL CAP OPPORTUNITIES FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented July 6, 2001, August 1, 2001, September 4, 2001 and September 18, 2001

The following information replaces in its entirety the section titled "MANAGEMENT" - "Trustees and Officers" on page 26 of the Statement of Additional
Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

                                             POSITION(S)                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   HELD WITH REGISTRANT             DURING AT LEAST THE PAST 5 YEARS
=====================                   ====================    ====================================================
*ROBERT H. GRAHAM (54)                  Trustee, Chairman       Chairman, President and Chief Executive Officer, A I
                                        and President           M Management Group Inc.; Chairman and President, A I
                                                                M Advisors, Inc.; Director and Senior Vice
                                                                President, A I M Capital Management, Inc.; Chairman,
                                                                A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                and Fund Management Company; and Director and Vice
                                                                Chairman, AMVESCAP PLC (parent of AIM and a global
                                                                investment management firm).

FRANK S. BAYLEY (62)                    Trustee                 Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA 94111



BRUCE L. CROCKETT (57)                  Trustee                 Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA 22102                                                Officer, COMSAT Corporation; and Chairman, Board of
                                                                Governors of INTELSAT (international communications
                                                                company).



OWEN DALY II (77)                       Trustee                 Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                             Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.


----------------------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                             POSITION(S)                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   HELD WITH REGISTRANT             DURING AT LEAST THE PAST 5 YEARS
=====================                   ====================    ====================================================
ALBERT R. DOWDEN (59)                   Trustee                 Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior Vice
                                                                President, AB Volvo; and Director, The Hertz
                                                                Corporation, Genmar Corporation (boat manufacturer),
                                                                National Media Corporation and Annuity and Life Re
                                                                (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)                Trustee                 Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                            Board of Directors, President and Chief Operating
Baltimore, MD 21201                                             Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                President, Mercantile Bankshares Corp.

JACK M. FIELDS (49)                     Trustee                 Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                  Trustee                 Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm).
New York, NY 10022

PREMA MATHAI-DAVIS (50)                 Trustee                 Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School
New York, NY 10021                                              University.  Formerly, Chief Executive Officer, YWCA
                                                                of the USA; Commissioner, New York City Department of
                                                                the Aging; and Commissioner, New York City
                                                                Metropolitan Transportation Authority.

LEWIS F. PENNOCK (58)                   Trustee                 Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX 77057

RUTH H. QUIGLEY (66)                    Trustee                 Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA 94108                                         1984 to 1986.


----------------------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                             POSITION(S)                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   HELD WITH REGISTRANT             DURING AT LEAST THE PAST 5 YEARS
=====================                   ====================    ====================================================
LOUIS S. SKLAR (62)                     Trustee                 Executive Vice President, Development and
The Williams Tower                                              Operations, Hines Interests Limited Partnership
50th Floor                                                      (real estate development).
2800 Post Oak Blvd.
Houston, TX 77056

GARY T. CRUM (54)                       Senior Vice             Director and President, A I M Capital Management,
                                        President               Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                and a global investment management firm).

CAROL F. RELIHAN (46)                   Senior Vice             Director, Senior Vice President, General Counsel and
                                        President and           Secretary, A I M Advisors, Inc.; Director, Senior
                                        Secretary               Vice President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                     Vice President          Vice President and Fund Treasurer, A I M Advisors,
                                        and Treasurer           Inc.

MELVILLE B. COX (58)                    Vice President          Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management Inc.;
                                                                and Vice President, A I M Fund Services, Inc.

EDGAR M. LARSEN (61)                    Senior Vice President   Vice President, A I M Advisors, Inc. and A I M
                                                                Capital Management, Inc.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley.

The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds."